NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2012 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913